ADVANCES TO SUPPLIERS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Advances to suppliers [Line Items]
Current advances to suppliers	R$ 274,282	R$ 221,051
Current Advances To Suppliers Provision of Lossess	(69,273)	(28,676)
Balances at the beginning of the years	28,676	23,057
Additions	46,559	21,556
Reversal	(5,962)	(15,937)
Balances at the end of the years	69,273	28,676
Advances local currency [Member]
Advances to suppliers [Line Items]
Current advances to suppliers	138,352	124,866
Current Advances To Suppliers Provision of Lossess		6,424
Advances foreign currency [Member]
Advances to suppliers [Line Items]
Current advances to suppliers	R$ 205,203	124,861
Current Advances To Suppliers Provision of Lossess		R$ 22,252